Deconsolidation of subsidiary	12 Months Ended
Aug. 31, 2024
Deconsolidation of subsidiary
Deconsolidation of subsidiary

30. Deconsolidation of subsidiary

On April 25, 2024, the Company sold 100% of the shares of EB Rental, Ltd., which previously facilitated its electric boat rental operations located in Newport Beach, California, to EB Strategies Inc. for $1,089,302. The Company continues to own and operate its electric boat rental operations in Ventura, California and Palm Beach, Florida. Up until April 25, 2024, EB Strategies Inc was considered a related party whose controlling shareholder was a member of management of the Company’s boat rental operation. His employment and association with the Company ended at the close of this transaction.

These consolidated financial statements have been prepared based on the books and records maintained by the Company, and the subsidiaries that it controls. However, due to the above sale of EB Rental, Ltd., the control over this subsidiary was deemed to have been lost as of April 25, 2024. As such, the Company ceased consolidating this subsidiary as at April 25, 2024.

The gain on the disposal of EB Rental, Ltd. at the deconsolidation date was determined as follows:

	$
Fair Value Consideration received		1,089,302

Add: EB Rental, Ltd. net deficit at disposal
- EB Rental Ltd. share capital at disposal	(100)
- EB Rental Ltd. deficit at disposal	165,427	165,327

Less: Goodwill attributable to EB Rental, Ltd.		(1,079,040)

Total gain on deconsolidation date		175,589

On the deconsolidation date, EB Rental, Ltd.’s net assets (liabilities) were determined as follows:

$

Current assets	363,825
Right of use assets	804,596
Property, plant and equipment	555,875
Other assets	83,726
Current liabilities	(1,132,115)
Lease liabilities	(937,427)
Other comprehensive income	96,193

(165,327)